UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  2/28/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Par Value ($)		Value
	SHORT-TERM INVESTMENTS - 37.7%
	COMMERCIAL PAPER - 37.7%
	AEROSPACE/DEFENSE - 3.3%
2,500,000	Rockwell Collins, Inc, 0.31%, 4/15/2014, 144A	$ 2,499,031

	CHEMICALS - 3.4%
2,500,000	FMC Corp., 0.28%, 3/19/2014, 144A	2,499,650

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
2,500,000	Volvo Treasury North America LP, 0.28%, 3/28/2014, 144A	2,499,475

	ELECTRIC-INTEGRATED - 3.4%
2,500,000	Ameren Corp., 0.30%, 3/14/2014	2,499,729

	FOOD, BEVERAGE & TOBACCO - 8.2%
2,000,000	American Crystal Sugar, 0.30%, 3/5/2014	1,999,933
4,089,000	Dairy Farmers of America, Inc., 0.22%, 3/3/2014, 144A	4,088,950
		6,088,883
	INSURANCE - 3.3%
2,500,000	Prudential Financial, Inc., 0.3%, 4/15/2014, 144A	2,499,062

	OIL & GAS - 6.0%
2,000,000	ENIFIN, 0.41%, 3/4/2014, 144A	1,999,932
2,500,000	Noble Corp, 0.58%, 3/4/2014, 144A	2,499,879
		4,499,811
	PIPELINES - 6.7%
2,500,000	Enbridge Energy Partners LP, 0.30%, 4/25/2014, 144A	2,498,854
2,500,000	Plains All American Pipeline LP, 0.50%, 3/12/2014	2,499,618
		4,998,472

	TOTAL COMMERCIAL PAPER (Cost $28,084,113)	28,084,113

No. of Contracts		Value
	PURCHASED PUT OPTIONS - 0.0%
483	2 Year Bond	$ 7,548
	Expiration June 2014, Exercise Price $109.25
172	Euro BOBL Future	3,563
	Expiration June 2014, Exercise Price $121.25
66	Euro-Bund Future	3,646
	Expiration June 2014, Exercise Price $135
	TOTAL PURCHASED OPTIONS (Cost $25,832)	14,757

	TOTAL INVESTMENTS - 37.7% (Cost $28,109,945) (a)	$ 28,098,870
	OTHER ASSETS LESS LIABILITIES - 62.3%	46,451,455
	NET ASSETS - 100.0%	$ 74,550,325

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,112,650 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(13,780)
	Net Unrealized Depreciation:	$ (13,780)

+ All or a portion of this investment is a holding of Longboard Fund Limited.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At February 28, 2014 securities amounted to $21,084,833 or 28.3% of net assets.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
February 28, 2014
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
483	2 Year Bond	Jun-14	106,200,108	$ 30,187
168	10 YR Mini JBG	Mar-14	23,889,600	175,064
24	AEX Index	Mar-14	2,641,766	11,933
800	Bank Accept	Jun-14	178,332,000	(108,342)
31	Brent Crude Future +	May-14	3,367,530	13,640
190	Bursa Crude Palm Oil +	May-14	4,058,590	127,990
37	CAC 40 10 Euro Future	Mar-14	2,250,986	49,851
102	Cocoa +	May-14	3,016,140	50,590
113	Cocoa Future +	May-14	3,490,856	(1,759)
24	Coffee +	May-14	1,622,700	47,700
6	Dax Index	Mar-14	2,003,078	72,508
43	DJIA Index Future Mini	Mar-14	3,506,005	88,325
172	Euro BOBL Future	Jun-14	29,705,604	21,379
98	Euro STOXX 50	Mar-14	4,249,921	210,093
66	Euro Bund Future	Jun-14	12,987,414	(15,496)
45	FTSE 100 Index	Mar-14	5,107,948	216,365
12	FTSE/MIS Index	Mar-14	1,694,444	177,306
14	IBEX-35 Index	Mar-14	1,948,680	7,212
117	Lean Hogs +	Jun-14	5,252,130	198,560
105	Live Cattle +	Apr-14	6,088,950	108,150
34	MSCI EAFE Index Mini	Mar-14	3,279,810	141,380
185	MSCI Taiwan Index	Mar-14	5,601,800	20,350
42	Nasdaq 100 E-Mini	Mar-14	3,104,010	182,742
39	Natural Gas Future +	Apr-14	1,797,510	47,520
99	Nikkei 225 Mini	Mar-14	1,441,450	(48,040)
41	Oat Future +	May-14	948,125	164,988
156	OMXS30 Index	Mar-14	3,311,708	91,349
24	Russell Mini Future	Mar-14	2,836,560	143,140
39	S&P E-Mini Future	Mar-14	3,622,125	148,217
15	S&P Midcap 400 Emini	Mar-14	2,061,300	110,790
21	S&P/TSX 60 IX	Mar-14	3,080,608	194,971
62	Soybean Future +	May-14	4,383,400	205,375
45	Soybean Meal +	May-14	2,059,650	97,690
24	SPI 200	Mar-14	2,895,386	144,228
114	TOCOM Gasoline +	Aug-14	4,469,638	(38,213)
64	TOCOM Kerosene +	Aug-14	2,395,139	(35,347)
12	TOPIX Index	Mar-14	1,423,920	(62,120)
Net Unrealized Gain from Open Long Futures Contracts				$ 2,990,276
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
February 28, 2014
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
90	10 Year AUD Government Bond	Mar-14	69,214,510	$ (228,861)
172	Canola +	May-14	1,335,191	20,816
40	CBOE VIX Future +	Mar-14	610,000	114,600
55	Corn +	May-14	1,274,625	(30,938)
12	Gold +	Apr-14	1,585,920	(83,420)
31	Platinum Future +	Apr-14	2,242,540	(173,625)
40	Red Wheat Future +	May-14	1,312,500	(47,050)
16	Silver +	May-14	1,699,280	66,240
72	Soybean Oil Future +	May-14	1,805,328	(83,406)
180	TOCOM Rubber+	Jul-14	1,990,800	(55,418)
50	Wheat Future +	May-14	1,505,625	(11,875)
78	Wheat Future (KCB) +	May-14	2,628,600	(29,800)
148	World Sugar #11 +	May-14	2,927,322	(290,965)
	Net Unrealized Loss from Open Short Futures Contracts			$ (833,702)

	Net Unrealized Gain from Open Futures Contracts			$ 2,156,574

+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Options Contracts:  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of February 28, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commerical Paper	$ -	$ 28,084,113	$ -	$ 28,084,113
Purchased Put Options	14,757	-	-	14,757
Open Future Contracts	2,156,574	-	-	2,156,574
Forward Foreign Currency Exchange Contracts		644,469		644,469
Total	$ 2,171,331	$ 28,728,582	$ -	$ 30,899,913

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 28, 2014	% of Fund Net Assets at February 28, 2014
LFL-CFC	8/15/12	$8,856,022	11.90%

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at February 28, 2014, is a reflection of the volume of derivative activity for the respective Portfolio.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2014
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
3/19/2014	3,500,000	AUD	3,463,600	CAD	$ 3,125,925	$ 5,325
3/19/2014	4,800,000	CAD	4,316,935	USD	4,331,567	14,632
3/19/2014	3,347,400	CAD	3,500,000	AUD	3,020,727	(134,221)
3/19/2014	4,100,000	CAD	394,748,000	JPY	3,699,881	(164,398)
3/19/2014	5,500,000	EUR	7,574,050	USD	7,596,144	22,094
3/19/2014	700,000	EUR	961,800	USD	966,782	4,982
3/19/2014	730,000	EUR	1,004,889	USD	1,008,215	3,327
3/19/2014	1,600,000	EUR	226,256,000	JPY	2,209,787	3,707
3/19/2014	5,000,000	GBP	8,167,750	USD	8,375,452	207,702
3/19/2014	700,000	GBP	1,157,919	USD	1,172,563	14,644
3/19/2014	1,900,000	GBP	3,455,150	AUD	3,182,672	73,132
3/19/2014	700,000	GBP	1,299,200	AUD	1,172,563	3,493
3/19/2014	1,700,000	GBP	287,555,000	JPY	2,847,654	65,433
3/19/2014	600,000	GBP	102,414,000	JPY	1,005,054	7,494
3/19/2014	377,405,000	JPY	4,100,000	CAD	3,698,353	11,317
3/19/2014	6,100,000	NZD	5,037,990	USD	5,117,926	79,936
3/19/2014	1,200,000	NZD	979,200	USD	1,006,805	27,605
3/19/2014	18,300,000	PLN	6,002,755	USD	6,053,152	50,397
3/19/2014	3,000,000	PLN	991,736	USD	992,320	584
3/19/2014	9,000,000	SEK	10,179,844	USD	10,218,367	38,523
3/19/2014	900,000	SEK	1,008,008	USD	1,021,837	13,829
3/19/2014	1,000,000	SEK	1,109,016	USD	1,135,374	26,358
3/19/2014	2,900,000	SEK	337,183,000	JPY	3,292,585	19,078
3/19/2014	900,000	SEK	102,762,000	JPY	1,021,837	15,463

To Sell:
3/19/2014	4,100,000	AUD	3,727,515	USD	3,661,798	65,717
3/19/2014	1,100,000	AUD	976,030	USD	982,434	(6,404)
3/19/2014	3,455,150	AUD	1,900,000	GBP	3,085,868	44,498
3/19/2014	1,299,200	AUD	700,000	GBP	1,160,343	13,224
3/19/2014	3,500,000	AUD	3,347,400	CAD	3,125,925	45,075
3/19/2014	6,800,000	BRL	2,833,333	USD	2,895,925	(62,592)
3/19/2014	2,400,000	BRL	990,917	USD	1,022,091	(31,175)
3/19/2014	8,500,000	CAD	7,983,470	USD	7,670,484	312,985
3/19/2014	1,100,000	CAD	1,030,059	USD	992,651	37,408
3/19/2014	3,463,600	CAD	3,500,000	AUD	3,125,587	(5,789)
3/19/2014	4,100,000	CAD	377,405,000	JPY	3,699,881	2,485

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2014
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
3/19/2014	135,422,000	CZK	6,800,000	USD	$ 6,843,121	$ (43,121)
3/19/2014	20,184,000	CZK	1,000,000	USD	1,019,934	(19,934)
3/19/2014	412,500,000	JPY	4,030,485	USD	4,042,264	(11,779)
3/19/2014	100,000,000	JPY	953,598	USD	979,943	(26,345)
3/19/2014	287,555,000	JPY	1,700,000	GBP	2,817,875	(11,365)
3/19/2014	102,414,000	JPY	600,000	GBP	1,003,599	(3,950)
3/19/2014	394,748,000	JPY	4,100,000	CAD	3,868,305	(15,601)
3/19/2014	226,256,000	JPY	1,600,000	EUR	2,217,180	(8,942)
3/19/2014	337,183,000	JPY	2,900,000	SEK	3,304,201	(13,326)
3/19/2014	102,762,000	JPY	900,000	SEK	1,007,009	(1,116)
3/19/2014	31,995,080	NOK	5,200,000	USD	5,338,208	(138,208)
3/19/2014	6,179,200	NOK	1,000,000	USD	1,030,966	(30,966)
3/19/2014	7,300,000	NZD	5,894,020	USD	6,124,731	(230,711)
3/18/2014	276,000,000	RUB	7,901,517	USD	7,655,876	245,642
3/19/2014	50,314,080	ZAR	4,800,000	USD	4,669,768	130,232
3/19/2014	10,795,000	ZAR	1,000,000	USD	1,001,909	(1,909)
		Net Unrealized Gain on Forward Foreign Currency Exchange Contracts:				$ 644,469
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of February 28, 2014 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss)
Foreign exchange contracts	$ 644,469
Commodity contracts	267,443
Equity contracts	2,015,200
Interest rate contracts	(111,312)
Total	$ 2,815,800

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

4/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

     Kevin E. Wolf, President

Date

4/29/14

By

*/s/ Erik Naviloff

      Erik Naviloff, Treasurer

Date

4/29/14